Allowance for Loan and Lease Losses - Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	$ 6,015	$ 4,891	$ 5,652	$ 4,357	$ 4,357	$ 3,076
Charge-offs	(349)	(31)	(1,029)	(699)	(1,187)	(430)
Recoveries	4		73	2	7	94
Provision	486	604	1,460	1,804	2,475	1,617
Ending Balance	6,156	5,464	6,156	5,464	5,652	4,357
Commercial and Industrial Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	4,886	2,582	3,046	2,347	2,347	1,119
Charge-offs	(275)	(15)	(920)	(555)	(974)	(282)
Recoveries	4		73	2	7	58
Provision	76	20	2,492	793	1,666	1,452
Ending Balance	4,691	2,587	4,691	2,587	3,046	2,347
Real Estate | 1-4 Single Family Residential Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	318	732	902	647	647	623
Charge-offs			(5)		(23)	(3)
Provision	(216)	201	(795)	286	278	27
Ending Balance	102	933	102	933	902	647
Real Estate | Construction, Land and Development
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	195	412	441	364	364	398
Charge-offs						(32)
Recoveries						30
Provision	256	103	10	151	77	(32)
Ending Balance	451	515	451	515	441	364
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	233	800	898	667	667	670
Charge-offs				(15)	(34)
Provision	495	255	(170)	403	265	(3)
Ending Balance	728	1,055	728	1,055	898	667
Consumer Loans and Leases
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	346	204	198	186	186	89
Charge-offs	(74)	(16)	(104)	(129)	(156)	(113)
Recoveries						6
Provision	(90)	(15)	88	116	168	204
Ending Balance	182	173	182	173	198	186
Municipal and Other Loans
Loans And Leases Receivable Disclosure [Line Items]
Beginning Balance	37	161	167	146	146	177
Provision	(35)	40	(165)	55	21	(31)
Ending Balance	$ 2	$ 201	$ 2	$ 201	$ 167	$ 146